Subsequent Events (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Subsequent Events (Textual)
Total amount of debt	₪ 3,499		₪ 2,114
February 19, 2018 [Member]
Subsequent Events (Textual)
Terms of Notes, description	The main terms of the Notes are: (1) Total amount raised: NIS 180 million. (2) Maturity Date: March 1, 2022. (3) Interest: Annual interest of 5% in the first two years and 10% in the remaining period, payable twice a year - in March and September. (4) Conversion: Each NIS1.47 par value in Notes into convertible into one Elbit Medical ordinary share. (5) Certain Covenants: The trust agreement of the Notes includes certain limitations including on the ability of Elbit Medical to distribute dividends or raise additional debt. (6) Collateral: The Notes are secured by a pledge on a portion of Elbit Medical's holdings in INSIGHTEC Ltd. and Gamida Cell Ltd in a "value to loan" ratio of 200%. (7) Use of Proceeds: (a) payment of all expenses in connection with the issuance of the Notes (approximately NIS6 (approx. US$ 1.7 million)); (b) NIS18 million (approx. US$ 5 million) to be deposited with the trustee and for interest payments due on the Notes for the first two years; (c) NIS4 million (approx. US$ 1 million) for ongoing operational expenses; and (d) the remaining proceeds will be used to repay Elbit Medical's intercompany debt to the Company (approximately NIS 154 million (approx. US$ 43 million)).
Total amount of debt	₪ 2,000	$ 580
Value of Notes	₪ 2,000